Note 6 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforward	$ 14,345	$ 13,403
Intangible asset	69	191
Deferral of tax deduction of R&D expense	4,149	2,891
Share based compensation	404	2,754
Research tax credits	2,360
Lease liability obligation	519
Total deferred tax assets	21,846	19,239
Right of use lease assets	(529)
Total deferred tax liabilities	(529)
Total gross deferred tax assets	21,317	19,239
Less: valuation allowance	(21,317)	(19,239)
Net deferred tax assets